Employee 401(k) Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee 401(k) Plan [Line Items]
Employee contribution percentage	4.00%
Matching contributions	$ 109,714	$ 161,067
Matching contributions accrued	$ 270,781